CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 2,778,323	$ 425,797	¥ (2,180,127)	¥ (427,681)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	552,800	84,720	561,995	653,376
Amortization of intangible assets	621,200	95,199	477,323	138,918
Net impairment losses on financial assets	781,656	119,794	382,129	67,084
Impairment of goodwill and intangible assets	236,050	36,176	0	0
Investment impairment	26,650	4,084
Provision (reversal) of credit losses for financing receivables	(26,650)	(4,084)	38,425	37,958
Deferred tax benefits	(359,429)	(55,085)	(438,661)	(514,851)
Share of results of equity investees	10,924	1,674	(11,382)	(1,762)
Dividends received from long-term investments	38,616	5,918	8,000	8,000
Fair value changes in investments	(360,124)	(55,191)	109,193	39,176
Loss on disposal of a subsidiary			15,368
Gain on short-term investments	(174,839)	(26,795)	(104,893)	(257,937)
Foreign currency exchange loss (gain)	(3,506)	(537)	54,052	(224)
Loss (gain) on disposal of property, equipment and intangible assets	(3,548)	(544)	7,448	13,881
Share-based compensation expenses	2,252,589	345,225	2,955,590	382,196
Changes in assets and liabilities:
Accounts receivable	(5,835,383)	(894,313)	(5,040,865)	(769,062)
Amounts due from and prepayments to related parties	442,957	67,886	113,435	(338,083)
Prepayments, receivables and other assets	559,094	85,685	(3,401,469)	1,746,259
Right-of-use assets	(1,196,085)	(183,308)	(493,133)	(330,364)
Other noncurrent assets	108,724	16,663	192,566	1,019
Accounts payable	2,302,917	352,937	2,719,717	1,097,762
Amounts due to related parties	(9,404)	(1,441)	37,757	138,929
Employee compensation and welfare payable	2,118,789	324,719	727,231	909,037
Customer deposits payable	2,360,453	361,755	1,589,450	303,362
Contract liabilities	140,784	21,576	289,559	59,376
Lease liabilities	1,322,908	202,745	431,398	401,608
Accrued expenses and other current liabilities	767,172	117,574	379,564	82,065
Income taxes payable	(8,350)	(1,280)	682,341	(223,245)
Other liabilities	(83,311)	(12,768)	10,615
Net cash provided by operating activities	9,361,949	1,434,781	112,626	3,216,797
Cash flows from investing activities:
Purchases of short-term investments	(52,966,073)	(8,117,406)	(10,351,585)	(40,977,288)
Maturities of short-term investments	39,767,644	6,094,658	11,136,382	46,313,084
Cash paid for business combination, net of cash acquired	(10,800)	(1,655)	(772,783)	(358,776)
Proceeds from disposal of a subsidiary, property, equipment and long-lived assets	25,457	3,901	29,570	70,725
Purchases of property, equipment and intangible assets	(887,002)	(135,939)	(703,008)	(542,853)
Financing receivables originated	(37,176,862)	(5,697,603)	(16,178,638)	(15,622,792)
Collections of financing receivables principal	35,384,443	5,422,903	14,792,984	15,834,571
Purchases of long-term investments	(996,123)	(152,663)	(1,917,860)	(96,730)
Loans to related parties	(29,953)	(4,590)	(584,576)	(5,000,000)
Repayments of loans from related parties	1,911,651	292,974	675,792	2,989,208
Net cash provided by (used in) investing activities	(14,977,618)	(2,295,420)	(3,873,722)	2,609,149
Cash flows from financing activities:
Proceeds from issuance of preferred shares			15,844,058	2,584,907
Ordinary shares issued upon IPO, net of issuance costs	16,345,822	2,505,107
Ordinary shares issued upon follow-on public offering, net of issuance costs	15,284,283	2,342,419
Cash paid for non-controlling interests in subsidiaries	(51,474)	(7,889)	(6,383)	(164,918)
Cash paid for mandatorily redeemable non-controlling interests (Note 15)	(193,983)	(29,729)
Repurchase of ordinary shares			(207,145)
Proceeds from re-issuance of treasury shares			232,885
Repurchase of deemed issued shares			(140,074)
Proceeds from short-term borrowings	250,000	38,314	3,333,343	210,000
Repayments of short-term borrowings	(970,000)	(148,659)	(2,823,343)	(250,000)
Proceeds from long-term borrowings	42,040	6,443	4,880,423	112,900
Repayments of long-term borrowings	(4,528,725)	(694,058)
Proceeds from funding debts	3,260,988	499,768	3,950,227	2,340,949
Repayments of funding debts	(4,032,701)	(618,038)	(2,582,213)	(2,537,970)
Payment to partner companies due to liquidation of a controlled limited partnership				(258,247)
Reinjection of capital from preferred shareholders in connection with the Reorganization (Note 1)			9,892,606
Repatriation of capital to preferred shareholders to facilitate the Reorganization (Note 1)			(6,931,136)	(3,000,000)
Repurchases of preferred shares			(2,414,607)	(306,175)
Dividends paid to noncontrolling shareholders of subsidiaries			(2,245)	(13,854)
Net cash provided by (used in) financing activities	25,406,250	3,893,678	23,026,396	(1,282,408)
Effect of exchange rate change on cash, cash equivalents and restricted cash	(2,183,682)	(334,664)	(94,922)	416
Net increase in cash, cash equivalents and restricted cash	17,606,899	2,698,375	19,170,378	4,543,954
Cash and cash equivalents at the beginning of the year	24,319,332	3,727,101	9,115,649	5,236,100
Restricted cash at the beginning of the year	7,380,341	1,131,087	3,516,594	2,980,144
Non-current restricted cash at the beginning of the year	230,903	35,387	127,955
Total	31,930,576	4,893,575	12,760,198	8,216,244
Cash and cash equivalents at the end of the year	40,969,979	6,278,924	24,319,332	9,115,649
Restricted cash at the end of the year	8,567,496	1,313,026	7,380,341	3,516,594
Non-current restricted cash at the end of the year	0		230,903	127,955
Total	49,537,475	7,591,950	31,930,576	12,760,198
Supplemental disclosures:
Cash paid for income taxes	(2,076,115)	(318,179)	(660,683)	(666,712)
Cash paid for interest	(194,752)	(29,847)	(236,827)	(128,076)
Non-cash investing and financing activities
Preferred shares issued for prepayment of intangible assets				2,402,120
Accretion of convertible redeemable preferred shares to redemption value	1,755,228	269,000	1,866,528	1,237,109
Prepayments for long-term investments			40,000
Changes in accounts payable related to property and equipment addition	(139,100)	(21,318)	¥ 48,230	(69,489)
Deemed dividends				¥ 681,072
Issuance of ordinary shares for purchase of non-controlling interests (Note 15)	¥ 605,395	$ 92,781